787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock New Jersey Municipal Bond Fund and

BlackRock Pennsylvania Municipal Bond Fund,

each a series of BlackRock Multi-State Municipal Series Trust

(File No. 2-99473 and File No. 811-04375)

Ladies and Gentlemen:

On behalf of BlackRock Multi-State Municipal Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 29, 2016, to the Prospectus, dated September 28, 2015, for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated April 29, 2016 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC